Operating Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Operating Expense [Line Items]
Reduction in the amount recognized for invoices not received	€ 6,994
Research and development expenses	(66,170)	€ (67,024)	[1]	€ (54,189)	[1]
General and administrative expenses	€ (17,265)	(9,076)	[1]	(9,421)	[1]
NASH Education Program
Disclosure Of Operating Expense [Line Items]
Research and development expenses				€ (1,808)
General and administrative expenses		€ (959)

[1]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7